Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Capital lease obligations, aggregate amount	$ 6,731		$ 6,975
Accumulated depreciation	4,470		$ 4,293
Depreciation and amortization	$ 1,292	$ 1,451